Shareholder Report	8 Months Ended	12 Months Ended	120 Months Ended
	Feb. 26, 2024	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust III
Entity Central Index Key		0001537140
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000152643
Shareholder Report [Line Items]
Fund Name		HCM Dividend Sector Plus Fund
Class Name		Class A1 Shares
Trading Symbol		HCMWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$177	1.77%

Expenses Paid, Amount		$ 177
Expense Ratio, Percent		1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher than expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Dividend Sector Plus underperformance compared to the S&P 500 over the 1-year period can be attributed to investment in dividend focused ETFs. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Mar. 11, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 1,613,490,160	$ 1,613,490,160
Holdings Count | Holding		58	58
Advisory Fees Paid, Amount		$ 17,428,457
InvestmentCompanyPortfolioTurnover		108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,613,490,160 Number of Portfolio Holdings58 Advisory Fee $17,428,457 Portfolio Turnover108%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.7%
Exchange-Traded Funds	89.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.8%
Vanguard Dividend Appreciation ETF	19.3%
Direxion Daily S&P 500 Bull 3X	18.6%
SPDR S&P 500 ETF Trust	10.9%
ProShares Ultra S&P500	9.6%
Vanguard High Dividend Yield ETF	7.7%
iShares Select Dividend ETF	1.7%
Synchrony Financial	0.3%
Vanguard Growth ETF	0.3%
Citigroup, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000152642
Shareholder Report [Line Items]
Fund Name		HCM Dividend Sector Plus Fund
Class Name		Class A Shares
Trading Symbol		HCMNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$162	1.62%

Expenses Paid, Amount		$ 162
Expense Ratio, Percent		1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher than expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Dividend Sector Plus underperformance compared to the S&P 500 over the 1-year period can be attributed to investment in dividend focused ETFs. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Mar. 11, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 1,613,490,160	$ 1,613,490,160
Holdings Count | Holding		58	58
Advisory Fees Paid, Amount		$ 17,428,457
InvestmentCompanyPortfolioTurnover		108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,613,490,160 Number of Portfolio Holdings58 Advisory Fee $17,428,457 Portfolio Turnover108%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.7%
Exchange-Traded Funds	89.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.8%
Vanguard Dividend Appreciation ETF	19.3%
Direxion Daily S&P 500 Bull 3X	18.6%
SPDR S&P 500 ETF Trust	10.9%
ProShares Ultra S&P500	9.6%
Vanguard High Dividend Yield ETF	7.7%
iShares Select Dividend ETF	1.7%
Synchrony Financial	0.3%
Vanguard Growth ETF	0.3%
Citigroup, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000152645
Shareholder Report [Line Items]
Fund Name		HCM Dividend Sector Plus Fund
Class Name		Class I Shares
Trading Symbol		HCMQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$137	1.37%

Expenses Paid, Amount		$ 137
Expense Ratio, Percent		1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher than expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Dividend Sector Plus underperformance compared to the S&P 500 over the 1-year period can be attributed to investment in dividend focused ETFs. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
HCM Dividend Sector Plus Fund	22.51%	17.23%	13.75%
S&P 500® Index	24.56%	15.05%	13.22%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 1,613,490,160	$ 1,613,490,160
Holdings Count | Holding		58	58
Advisory Fees Paid, Amount		$ 17,428,457
InvestmentCompanyPortfolioTurnover		108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,613,490,160 Number of Portfolio Holdings58 Advisory Fee $17,428,457 Portfolio Turnover108%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.7%
Exchange-Traded Funds	89.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.8%
Vanguard Dividend Appreciation ETF	19.3%
Direxion Daily S&P 500 Bull 3X	18.6%
SPDR S&P 500 ETF Trust	10.9%
ProShares Ultra S&P500	9.6%
Vanguard High Dividend Yield ETF	7.7%
iShares Select Dividend ETF	1.7%
Synchrony Financial	0.3%
Vanguard Growth ETF	0.3%
Citigroup, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000152646
Shareholder Report [Line Items]
Fund Name		HCM Dividend Sector Plus Fund
Class Name		Class R Shares
Trading Symbol		HCMZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$147	1.47%

Expenses Paid, Amount		$ 147
Expense Ratio, Percent		1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher than expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Dividend Sector Plus underperformance compared to the S&P 500 over the 1-year period can be attributed to investment in dividend focused ETFs. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HCM Dividend Sector Plus Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Jun-2015	$10,150	$10,172
Jun-2016	$11,176	$10,578
Jun-2017	$14,012	$12,472
Jun-2018	$15,730	$14,264
Jun-2019	$14,975	$15,750
Jun-2020	$16,520	$16,932
Jun-2021	$26,358	$23,840
Jun-2022	$23,909	$21,309
Jun-2023	$26,818	$25,484
Jun-2024	$32,772	$31,742

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
HCM Dividend Sector Plus Fund	22.20%	16.96%	13.61%
S&P 500® Index	24.56%	15.05%	13.22%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 1,613,490,160	$ 1,613,490,160
Holdings Count | Holding		58	58
Advisory Fees Paid, Amount		$ 17,428,457
InvestmentCompanyPortfolioTurnover		108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,613,490,160 Number of Portfolio Holdings58 Advisory Fee $17,428,457 Portfolio Turnover108%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.7%
Exchange-Traded Funds	89.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.8%
Vanguard Dividend Appreciation ETF	19.3%
Direxion Daily S&P 500 Bull 3X	18.6%
SPDR S&P 500 ETF Trust	10.9%
ProShares Ultra S&P500	9.6%
Vanguard High Dividend Yield ETF	7.7%
iShares Select Dividend ETF	1.7%
Synchrony Financial	0.3%
Vanguard Growth ETF	0.3%
Citigroup, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000152644
Shareholder Report [Line Items]
Fund Name		HCM Dividend Sector Plus Fund
Class Name		Investor Class Shares
Trading Symbol		HCMPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Dividend Sector Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$237	2.37%

Expenses Paid, Amount		$ 237
Expense Ratio, Percent		2.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher than expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Dividend Sector Plus underperformance compared to the S&P 500 over the 1-year period can be attributed to investment in dividend focused ETFs. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HCM Dividend Sector Plus Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Jun-2015	$10,150	$10,172
Jun-2016	$11,090	$10,578
Jun-2017	$13,806	$12,472
Jun-2018	$15,386	$14,264
Jun-2019	$14,529	$15,750
Jun-2020	$15,877	$16,932
Jun-2021	$25,149	$23,840
Jun-2022	$22,631	$21,309
Jun-2023	$25,198	$25,484
Jun-2024	$30,560	$31,742

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
HCM Dividend Sector Plus Fund	21.28%	16.03%	12.76%
S&P 500® Index	24.56%	15.05%	13.22%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 1,613,490,160	$ 1,613,490,160
Holdings Count | Holding		58	58
Advisory Fees Paid, Amount		$ 17,428,457
InvestmentCompanyPortfolioTurnover		108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,613,490,160 Number of Portfolio Holdings58 Advisory Fee $17,428,457 Portfolio Turnover108%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.7%
Exchange-Traded Funds	89.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.8%
Vanguard Dividend Appreciation ETF	19.3%
Direxion Daily S&P 500 Bull 3X	18.6%
SPDR S&P 500 ETF Trust	10.9%
ProShares Ultra S&P500	9.6%
Vanguard High Dividend Yield ETF	7.7%
iShares Select Dividend ETF	1.7%
Synchrony Financial	0.3%
Vanguard Growth ETF	0.3%
Citigroup, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000236511
Shareholder Report [Line Items]
Fund Name		HCM Dynamic Income Fund
Class Name		Class A Shares
Trading Symbol		HCMBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$188	1.88%

Expenses Paid, Amount		$ 188
Expense Ratio, Percent		1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 bonds continued to consolidate. However, by August and September 2023 several factors began to weigh on the fixed income markets. Renewed inflation fears, escalating global bond yields, and concerns about economic slowdown weighed heavily on bond markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024. Falling inflation and impending Fed rate cuts fueled the markets higher. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured capital markets. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered HCM Pivot Point® sell stops and we moved these positions to cash and short-term treasuries. Quickly liquidating leveraged ETF positions helped us limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the market higher. HCM Dynamic Income performance can be attributed to the fund’s investment in convertible, high yield, investment grade, and short-term US treasury bond ETFs as well as tactical trading of leveraged 20-plus-year treasury bond ETF. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Jun. 30, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 123,216,037	$ 123,216,037
Holdings Count | Holding		4	4
Advisory Fees Paid, Amount		$ 1,629,343
InvestmentCompanyPortfolioTurnover		179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$123,216,037 Number of Portfolio Holdings4 Advisory Fee $1,629,343 Portfolio Turnover179%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	23.8%
iShares Convertible Bond ETF	23.2%
SPDR Bloomberg High Yield Bond ETF	19.4%
iShares iBoxx High Yield Corporate Bond ETF	18.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000236512
Shareholder Report [Line Items]
Fund Name		HCM Dynamic Income Fund
Class Name		Class I Shares
Trading Symbol		HCMUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$162	1.62%

Expenses Paid, Amount		$ 162
Expense Ratio, Percent		1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 bonds continued to consolidate. However, by August and September 2023 several factors began to weigh on the fixed income markets. Renewed inflation fears, escalating global bond yields, and concerns about economic slowdown weighed heavily on bond markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024. Falling inflation and impending Fed rate cuts fueled the markets higher. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured capital markets. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered HCM Pivot Point® sell stops and we moved these positions to cash and short-term treasuries. Quickly liquidating leveraged ETF positions helped us limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the market higher. HCM Dynamic Income performance can be attributed to the fund’s investment in convertible, high yield, investment grade, and short-term US treasury bond ETFs as well as tactical trading of leveraged 20-plus-year treasury bond ETF. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 30, 2022)
HCM Dynamic Income Fund	3.14%	0.51%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.83%

Performance Inception Date			Jun. 30, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 123,216,037	$ 123,216,037
Holdings Count | Holding		4	4
Advisory Fees Paid, Amount		$ 1,629,343
InvestmentCompanyPortfolioTurnover		179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$123,216,037 Number of Portfolio Holdings4 Advisory Fee $1,629,343 Portfolio Turnover179%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	23.8%
iShares Convertible Bond ETF	23.2%
SPDR Bloomberg High Yield Bond ETF	19.4%
iShares iBoxx High Yield Corporate Bond ETF	18.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000236510
Shareholder Report [Line Items]
Fund Name		HCM Dynamic Income Fund
Class Name		Investor Class Shares
Trading Symbol		HCMFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$262	2.62%

Expenses Paid, Amount		$ 262
Expense Ratio, Percent		2.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 bonds continued to consolidate. However, by August and September 2023 several factors began to weigh on the fixed income markets. Renewed inflation fears, escalating global bond yields, and concerns about economic slowdown weighed heavily on bond markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024. Falling inflation and impending Fed rate cuts fueled the markets higher. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured capital markets. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered HCM Pivot Point® sell stops and we moved these positions to cash and short-term treasuries. Quickly liquidating leveraged ETF positions helped us limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the market higher. HCM Dynamic Income performance can be attributed to the fund’s investment in convertible, high yield, investment grade, and short-term US treasury bond ETFs as well as tactical trading of leveraged 20-plus-year treasury bond ETF. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HCM Dynamic Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2022	$10,000	$10,000
Jun-2023	$9,794	$9,906
Jun-2024	$10,050	$10,167

Average Annual Return [Table Text Block]
	1 Year	Since Inception (June 30, 2022)
HCM Dynamic Income Fund	2.61%	0.25%
Bloomberg U.S. Aggregate Bond Index	2.63%	0.83%

Performance Inception Date			Jun. 30, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 123,216,037	$ 123,216,037
Holdings Count | Holding		4	4
Advisory Fees Paid, Amount		$ 1,629,343
InvestmentCompanyPortfolioTurnover		179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$123,216,037 Number of Portfolio Holdings4 Advisory Fee $1,629,343 Portfolio Turnover179%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	23.8%
iShares Convertible Bond ETF	23.2%
SPDR Bloomberg High Yield Bond ETF	19.4%
iShares iBoxx High Yield Corporate Bond ETF	18.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000174412
Shareholder Report [Line Items]
Fund Name		HCM Income Plus Fund
Class Name		Class A Shares
Trading Symbol		HCMEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Income Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$134	1.34%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavy on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher than expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Income Plus underperformance to the S&P 500 can be attributed to investment in fixed income securities. Fund outperformance to the Agg. Bond Index can be attributed to an overall large cap growth tilt and leveraged ETFs. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Nov. 09, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet		$ 737,782,662	$ 737,782,662
Holdings Count | Holding		7	7
Advisory Fees Paid, Amount		$ 6,198,795
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$737,782,662 Number of Portfolio Holdings7 Advisory Fee $6,198,795 Portfolio Turnover106%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	18.8%
ProShares Ultra S&P500	17.2%
WisdomTree Floating Rate Treasury Fund	16.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	16.0%
Vanguard Mega Cap Growth ETF	13.3%
Invesco QQQ Trust Series 1	11.0%
Direxion Daily S&P 500 Bull 3X	7.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000213465
Shareholder Report [Line Items]
Fund Name		HCM Income Plus Fund
Class Name		Class I Shares
Trading Symbol		HCMLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Income Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$109	1.09%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavy on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher than expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Income Plus underperformance to the S&P 500 can be attributed to investment in fixed income securities. Fund outperformance to the Agg. Bond Index can be attributed to an overall large cap growth tilt and leveraged ETFs. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 11, 2019)
HCM Income Plus Fund	22.49%	12.58%
S&P 500® Index	24.56%	15.13%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.60%

Performance Inception Date			Sep. 11, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet		$ 737,782,662	$ 737,782,662
Holdings Count | Holding		7	7
Advisory Fees Paid, Amount		$ 6,198,795
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$737,782,662 Number of Portfolio Holdings7 Advisory Fee $6,198,795 Portfolio Turnover106%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	18.8%
ProShares Ultra S&P500	17.2%
WisdomTree Floating Rate Treasury Fund	16.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	16.0%
Vanguard Mega Cap Growth ETF	13.3%
Invesco QQQ Trust Series 1	11.0%
Direxion Daily S&P 500 Bull 3X	7.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000174413
Shareholder Report [Line Items]
Fund Name		HCM Income Plus Fund
Class Name		Investor Class Shares
Trading Symbol		HCMKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Income Plus Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$209	2.09%

Expenses Paid, Amount		$ 209
Expense Ratio, Percent		2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavy on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher than expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Income Plus underperformance to the S&P 500 can be attributed to investment in fixed income securities. Fund outperformance to the Agg. Bond Index can be attributed to an overall large cap growth tilt and leveraged ETFs. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HCM Income Plus Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
Nov-2016	$10,000	$10,000	$10,000
Jun-2017	$10,372	$11,352	$10,111
Jun-2018	$11,126	$12,984	$10,071
Jun-2019	$11,009	$14,337	$10,863
Jun-2020	$13,223	$15,413	$11,813
Jun-2021	$17,446	$21,700	$11,773
Jun-2022	$14,149	$19,397	$10,562
Jun-2023	$15,427	$23,197	$10,463
Jun-2024	$18,701	$28,894	$10,738

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (November 9, 2016)
HCM Income Plus Fund	21.22%	11.18%	8.54%
S&P 500® Index	24.56%	15.05%	14.90%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.94%

Performance Inception Date			Nov. 09, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet		$ 737,782,662	$ 737,782,662
Holdings Count | Holding		7	7
Advisory Fees Paid, Amount		$ 6,198,795
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$737,782,662 Number of Portfolio Holdings7 Advisory Fee $6,198,795 Portfolio Turnover106%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	18.8%
ProShares Ultra S&P500	17.2%
WisdomTree Floating Rate Treasury Fund	16.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	16.0%
Vanguard Mega Cap Growth ETF	13.3%
Invesco QQQ Trust Series 1	11.0%
Direxion Daily S&P 500 Bull 3X	7.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000143207
Shareholder Report [Line Items]
Fund Name		HCM Tactical Growth Fund
Class Name		Class A Shares
Trading Symbol		HCMGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$161	1.61%

Expenses Paid, Amount		$ 161
Expense Ratio, Percent		1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Tactical Growth performance can be attributed to the fund’s overall large cap growth tilt. Technology sector exposure as well as leveraged ETFs also helped the fund outperform. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Jul. 30, 2014
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 1,617,331,418	$ 1,617,331,418
Holdings Count | Holding		26	26
Advisory Fees Paid, Amount		$ 16,794,330
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,617,331,418 Number of Portfolio Holdings26 Advisory Fee $16,794,330 Portfolio Turnover188%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.8%
Exchange-Traded Funds	97.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Mega Cap Growth ETF	23.2%
Invesco QQQ Trust Series 1	21.4%
ProShares Ultra QQQ	20.9%
ProShares UltraPro QQQ	18.0%
Direxion Daily Small Cap Bull 3X Shares	3.6%
Direxion Daily S&P 500 Bull 3X	3.4%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000143208
Shareholder Report [Line Items]
Fund Name		HCM Tactical Growth Fund
Class Name		Investor Class Shares
Trading Symbol		HCMDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$236	2.36%

Expenses Paid, Amount		$ 236
Expense Ratio, Percent		2.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Tactical Growth performance can be attributed to the fund’s overall large cap growth tilt. Technology sector exposure as well as leveraged ETFs also helped the fund outperform. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HCM Tactical Growth Fund	S&P 500® Index	HFRX Equity Hedge Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,720	$10,675	$10,323
Jun-2016	$8,820	$11,102	$9,463
Jun-2017	$11,651	$13,088	$10,227
Jun-2018	$14,584	$14,970	$10,869
Jun-2019	$13,266	$16,529	$10,409
Jun-2020	$16,780	$17,770	$10,189
Jun-2021	$27,540	$25,019	$12,267
Jun-2022	$21,378	$22,363	$12,153
Jun-2023	$24,744	$26,744	$12,714
Jun-2024	$31,649	$33,312	$13,874

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
HCM Tactical Growth Fund	27.90%	18.99%	12.32%
S&P 500® Index	24.56%	15.05%	12.90%
HFRX Equity Hedge Index	9.13%	5.92%	3.36%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 1,617,331,418	$ 1,617,331,418
Holdings Count | Holding		26	26
Advisory Fees Paid, Amount		$ 16,794,330
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,617,331,418 Number of Portfolio Holdings26 Advisory Fee $16,794,330 Portfolio Turnover188%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.8%
Exchange-Traded Funds	97.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Mega Cap Growth ETF	23.2%
Invesco QQQ Trust Series 1	21.4%
ProShares Ultra QQQ	20.9%
ProShares UltraPro QQQ	18.0%
Direxion Daily Small Cap Bull 3X Shares	3.6%
Direxion Daily S&P 500 Bull 3X	3.4%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000143209
Shareholder Report [Line Items]
Fund Name		HCM Tactical Growth Fund
Class Name		Class I Shares:
Trading Symbol		HCMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$136	1.36%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Tactical Growth performance can be attributed to the fund’s overall large cap growth tilt. Technology sector exposure as well as leveraged ETFs also helped the fund outperform. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
HCM Tactical Growth Fund	29.16%	20.13%	13.19%
S&P 500® Index	24.56%	15.05%	12.90%
HFRX Equity Hedge Index	9.13%	5.92%	3.36%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 1,617,331,418	$ 1,617,331,418
Holdings Count | Holding		26	26
Advisory Fees Paid, Amount		$ 16,794,330
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,617,331,418 Number of Portfolio Holdings26 Advisory Fee $16,794,330 Portfolio Turnover188%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.8%
Exchange-Traded Funds	97.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Mega Cap Growth ETF	23.2%
Invesco QQQ Trust Series 1	21.4%
ProShares Ultra QQQ	20.9%
ProShares UltraPro QQQ	18.0%
Direxion Daily Small Cap Bull 3X Shares	3.6%
Direxion Daily S&P 500 Bull 3X	3.4%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.

C000143210
Shareholder Report [Line Items]
Fund Name		HCM Tactical Growth Fund
Class Name		Class R Shares:
Trading Symbol		HCMSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about HCM Tactical Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-855-969-8464
Additional Information Website		www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$146	1.46%

Expenses Paid, Amount		$ 146
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered several HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Tactical Growth performance can be attributed to the fund’s overall large cap growth tilt. Technology sector exposure as well as leveraged ETFs also helped the fund outperform. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HCM Tactical Growth Fund	S&P 500® Index	HFRX Equity Hedge Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,720	$10,675	$10,323
Jun-2016	$8,890	$11,102	$9,463
Jun-2017	$11,823	$13,088	$10,227
Jun-2018	$14,908	$14,970	$10,869
Jun-2019	$13,663	$16,529	$10,409
Jun-2020	$17,418	$17,770	$10,189
Jun-2021	$28,785	$25,019	$12,267
Jun-2022	$22,520	$22,363	$12,153
Jun-2023	$26,265	$26,744	$12,714
Jun-2024	$33,827	$33,312	$13,874

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
HCM Tactical Growth Fund	28.79%	19.88%	13.07%
S&P 500® Index	24.56%	15.05%	12.90%
HFRX Equity Hedge Index	9.13%	5.92%	3.36%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 26, 2024
AssetsNet		$ 1,617,331,418	$ 1,617,331,418
Holdings Count | Holding		26	26
Advisory Fees Paid, Amount		$ 16,794,330
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,617,331,418 Number of Portfolio Holdings26 Advisory Fee $16,794,330 Portfolio Turnover188%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.8%
Exchange-Traded Funds	97.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Mega Cap Growth ETF	23.2%
Invesco QQQ Trust Series 1	21.4%
ProShares Ultra QQQ	20.9%
ProShares UltraPro QQQ	18.0%
Direxion Daily Small Cap Bull 3X Shares	3.6%
Direxion Daily S&P 500 Bull 3X	3.4%
NVIDIA Corporation	0.7%
Meta Platforms, Inc., Class A	0.4%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 26, 2024, the Adviser agreed to revise the annual advisory fee for the Fund at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than 3 billion.